CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 1,023,199	$ 1,147,193
Restricted cash		0	368
Accounts receivable, net of allowances for credit losses of $118,938 and $128,010		$ 126,405	$ 144,211
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]		us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Receivables from affiliated companies		$ 887	$ 2,422
Inventories		36,919	32,452
Prepaid expenses and other current assets		81,790	102,521
Total current assets		1,269,200	1,429,167
Property and equipment, net		5,157,443	5,272,500
Intangible assets, net		270,903	288,710
Goodwill		23,490	82,090
Long-term prepayments, deposits and other assets, net of allowances for credit losses of nil and $2,391		129,428	131,850
Restricted cash	[1]	125,235	125,511
Operating lease right-of-use assets		76,935	89,164
Land use rights, net		545,054	566,351
Total assets		7,597,688	7,985,343
Current liabilities:
Accounts payable		25,910	24,794
Accrued expenses and other current liabilities		1,076,150	1,054,018
Income tax payable		29,208	38,009
Operating lease liabilities, current		18,998	18,590
Finance lease liabilities, current		33,327	33,817
Current portion of long-term debt, net		$ 0	$ 21,597
Other Liability, Current, Related Party, Type [Extensible Enumeration]		us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Payables to affiliated companies		$ 719	$ 39
Total current liabilities		1,184,312	1,190,864
Long-term debt, net		6,747,918	7,135,825
Other long-term liabilities		309,799	315,299
Deferred tax liabilities, net		34,590	36,708
Operating lease liabilities, non-current		76,108	80,673
Finance lease liabilities, non-current		148,590	165,938
Total liabilities		8,501,317	8,925,307
Commitments and contingencies (Note 20)
Deficit:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,351,540,382 and 1,351,540,382 shares issued; 1,172,055,466 and 1,259,138,299 shares outstanding, respectively		13,515	13,515
Treasury shares, at cost; 179,484,916 and 92,402,083 shares, respectively		(356,835)	(216,626)
Additional paid-in capital		2,988,714	2,985,730
Accumulated other comprehensive losses		(63,712)	(95,750)
Accumulated losses		(3,828,284)	(4,013,329)
Total Melco Resorts & Entertainment Limited shareholders' deficit		(1,246,602)	(1,326,460)
Noncontrolling interests		342,973	386,496
Total deficit		(903,629)	(939,964)
Total liabilities and deficit		$ 7,597,688	$ 7,985,343

[1]	As of December 31, 2025 and 2024, the non-current portion of restricted cash included bank time deposits of $125,046 and $125,331, respectively. On December 9, 2022, as required under the Concession, MRM provided a bank guarantee in favor of the Macau government of Macau Patacas (“MOP”) 1,000,000 (equivalent to $124,319) to secure the fulfillment of performance of certain of its legal and contractual obligations, including labor obligations. As stipulated in the bank guarantee contract, the amount of MOP1,000,000 (equivalent to $124,319), or an equivalent amount in other currencies, is required to be held in a cash deposit account as collateral in order to secure the bank guarantee. The bank guarantee will remain in effect until 180 days after the earlier of the expiration or termination of the Concession. As of December 31, 2025 and 2024, Hong Kong dollars (“HK$”) 970,874 (equivalent to MOP1,000,000) held in the cash collateral bank account was translated to $124,772 and $125,056, respectively, and included in the non-current portion of restricted cash in the accompanying consolidated balance sheets.